Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	1,529	1,301
Other Accrued Liabilities, Current	$ 1,569	$ 1,341